Goodwill, Reclassified as Held for Sale (Details) - USD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Goodwill [Abstract]
Goodwill	$ 3,725.5	$ 3,835.4	$ 6,671.3
Digital Safe Business [Member]
Goodwill [Abstract]
Goodwill	147.2
Cost [Member] | Digital Safe Business [Member]
Goodwill [Abstract]
Goodwill	253.4
Impairment [Member] | Digital Safe Business [Member]
Goodwill [Abstract]
Goodwill	$ (106.2)